Common Stock And Share-Based Compensation (Long-Term Incentive Plan) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued for LTIP, maximum	12,000,000
Shares available for LTIP award	4,548,119
Total Compensation Expense (pre-tax)	$ 57	$ 26	$ 56
Total Compensation Expense (after-tax)	34	16	33
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense (pre-tax)	31	22	9
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense (pre-tax)	0	1	14
Performance Shares, Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense (pre-tax)	26	16	11
Performance Shares, Liability Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Compensation Expense (pre-tax)	$ 0	$ (13)	$ 22